Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
27. Subsequent events
a)Put option exercise notice
On February 4, 2022, the Company received a put option exercise notice from the LPP NCI unitholders which obligates the Company to purchase the remaining 40% interest in LPP at fair market value. The notice provides a 60-day period to close the transaction.
b)Normal Course Issuer Bid ("NCIB")
On March 7, 2022, the Board approved a normal course issuer bid to purchase for cancellation a maximum of 6,617,416 Subordinate Voting Shares, representing approximately 10% of the Company’s “public float” (as defined in the TSX Company Manual) of Subordinate Voting Shares as at February 28, 2022. The Company is authorized to make purchases under the NCIB during the period from March 10, 2022 to March 9, 2023 in accordance with the requirements of the TSX and the Nasdaq and applicable securities laws.